Intangible Assets, Net (Tables)	12 Months Ended
Oct. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	October 31, 2025	October 31, 2024
Capitalized copyrights, cost	$10,246	$10,193
Less: accumulated amortization	(3,799)	(2,760)
Intangible assets, net	$6,447	$7,433

Schedule of Estimated Amortization Expense for these Intangible Assets

The estimated amortization expense for these intangible assets in the next five years and thereafter is as follows:

Period ending October 31:	Amount
2026	1,025
2027	1,025
2028	1,025
2029	1,025
Thereafter	2,347
Total:	$6,447